Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2013
Convertible Senior Notes.
Schedule of interest relating to the Convertible Senior Notes
	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Contractual coupon interest	1,483	520	—	—
Interest cost capitalized	(362)	(65)	—	—
Total interests expense	1,121	455	—	—